Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases
Schedule of future minimum payments
	06.30.2024	06.30.2023	06.30.2022
No later than one year	2,856	1,085	817
Later than one year and not later than five years	4,159	5,714	4,730
Later than five years	11,609	13,148	15,497
	18,624	19,947	21,044

Schedule of non-cancellable operating leases
	06.30.2024	06.30.2023	06.30.2022
No later than one year	42,194	44,959	21,697
Later than one year and not later than five years	32,829	44,673	56,595
Later than five years	207	2,147	10,202
	75,230	91,779	88,494